Exchange Act-Forms
                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:
                                                   Estimated average
                                                      burden hours per
                                                      response:.........24.7
                                                   -----------------------------
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  AV Partners IV, L.P.
________________________________________________________________________________

Address:701 N. Brazos St., Ste. 1400, Austin, TX 78701__________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05397 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Joseph C. Aragona

Title:  General Partner

Phone:  512 485-1900

Signature, Place, and Date of Signing:

/s/ Joseph C. Aragona___________________________________________________________
[Signature]

Austin, TX______________________________________________________________________
[City, State]

                 ---------------------------------------------------------------
[Date]
August 6, 2001

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ]   ___ 13F  NOTICE.  (Check here if no  holdings   reported  are in  this
          report, and all holdings are reported by other reporting manager(s).)

    [ ] ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        NONE
                                                --------------

Form 13F Information Table Entry Total:                      5
                                                --------------

Form 13F Information Table Value Total:               $121,414
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                                  Voting Authority
                              Title                 Value                                   Invstmt   Other      -------------------
       Name of Issuer        of Class     Cusip   (x$1000)  Shares/PrnAmt  Sh/Prn Put/Call  Dxcretm   Managers    Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Crossroads Systems, Inc.     Common    22765D100   27,010      4,161,740      SH             Sole            4,161,740    0       0
Davox Corp.                  Common    239208101      132         15,948      SH             Sole               15,948    0       0
MetaSolv Software Inc.       Common    591393103   30,134      3,800,000      SH             Sole            3,800,000    0       0
Sapient Corp.                Common    803062108      203         20,808      SH             Sole               20,808    0       0
Silicon Laboratories Inc.    Common    826919102   63,935      2,893,000      SH             Sole            2,893,000    0       0

                                                  121,414